Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,032,547.20
Previously Paid Amount
Total Fee Amount	2,214.09
Total Offset Amount
Net Fee	$ 2,214.09